Other operating expenses (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Other Operating Expense [Abstract]
Summary of Other Operating Expenses
15 Other operating expenses

Other operating expenses
	1 January to 30 June
6 month period	2019	2018
IT related expenses	365	354
Office expenses	158	276
Advertising and public relations	190	200
Travel and accommodation expenses	73	93
External advisory fees	174	158
Audit and non-audit services	12	11
Postal charges	23	25
Depreciation of property and equipment[1]	273	155
Amortisation of intangible assets	114	100
Impairments and reversals on property and equipment and intangibles	9	7
Regulatory costs	612	591
Addition/(unused amounts reversed) of provision for reorganisations and relocations	44	–20
Addition/(unused amounts reversed) of other provisions	12	–35
Contributions and subscriptions	55	42
Other	311	353
	2,427	2,309

1 Includes depreciation expenses of right-of-use assets as recognised under IFRS 16